LEASES (Schedule of Future Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Lessee Disclosure [Abstract]
Year one	$ 3,781
Year two	3,588
Year three	3,332
Year four	3,643
Year five	3,714
Thereafter	35,924
Total lease payments	53,982
Less imputed interest	(18,374)
Total	$ 35,608